The Group's business and general information (Details) - ARS ($) $ in Millions	1 Months Ended		12 Months Ended			13 Months Ended
	Sep. 30, 2020	Aug. 31, 2020	Jun. 30, 2020	Dec. 31, 2009	Dec. 31, 2002	Aug. 31, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets			$ 231,023				$ 218,757
Current liabilities			172,861				128,063
Non-current liabilities			391,926				470,770
Total equity			122,153				127,201	$ 176,454	$ 150,884
Equity Attributable to equity holders of the parent			686,940				$ 726,034
Ps [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current assets			188,619
Non-current assets			255,865
Current liabilities			101,927
Non-current liabilities			29,915
Total equity			43,407
Equity Attributable to equity holders of the parent			2,006
IRSA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest				55.64%	19.85%
IDBD Series 9 Bonds [Member] | Nis [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital contributions			901
IDBD Series 14 Bonds [Member] | Nis [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital contributions			889
IDBD Series 15 Bonds [Member] | Nis [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital contributions			$ 238
Share capital			5.00%
DIC [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share capital			70.00%
IDBD Bondholders [Member] | Nis [member] | Major ordinary share transactions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additioanl inflow from bonds		$ 70
IDBD [Member] | Nis [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital contributions						$ 210
IDBD [Member] | Nis [member] | Major ordinary share transactions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amount of sought to require to pay	$ 70
Israel Business Center [Member] | Ps [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net value			$ 2,006
Adjustment reserve			$ 1,537
Operation Center in Argentina [Member] | BHSA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest			29.91%